Summary of Significant Accounting Policies - Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Computer software / hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software / hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Machinery & Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery & Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Research and laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Research and laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture & Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture & Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Buildings, improvements, leasehold improvements and other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Buildings, improvements, leasehold improvements and other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years